CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenue:
License and other revenue					$ 120			$ 2,073		$ 237
Type of Revenue [Extensible List]					snss:LicenseAndOtherRevenueMember		snss:LicenseAndOtherRevenueMember	snss:LicenseAndOtherRevenueMember		snss:LicenseAndOtherRevenueMember
Operating expenses:
Research and development		$ 2,157	$ 3,534	[1]	$ 10,128		$ 10,465	$ 15,412		$ 14,615
General and administrative		2,315	2,507	[1]	6,607		7,469	9,949		11,332
Total operating expenses		4,472	6,041	[1]	16,735		17,934	25,361		25,947
Loss from operations		(4,472)	(6,041)	[1]	(16,615)		(17,934)	(23,288)		(25,710)
Interest expense		(167)	(71)	[1]	(302)		(443)	(514)		(1,154)
Other income, net		1	170	[1]	114		334	472		249
Net loss	[1]	(4,638)	(5,942)		(16,803)		(18,043)	(23,330)		(26,615)
Unrealized loss on available-for-sale securities			0	[1]	(1)	[2]		1	[2]	7	[2]
Comprehensive loss		(4,638)	(5,942)	[1]	(16,804)		(18,043)	(23,329)		(26,608)
Basic and diluted loss per common share:
Net loss	[1]	$ (4,638)	$ (5,942)		$ (16,803)		$ (18,043)	$ (23,330)		$ (26,615)
Shares used in computing net loss per common share	[1]	15,929	10,507		12,748		7,897	8,712		3,558
Net loss per common share	[1]	$ (0.29)	$ (570)		$ (1.32)		$ (2.28)	$ (2,680)		$ (7,480)

[1]	Share and per-share data in the condensed consolidated statement of operations and comprehensive loss have been adjusted to give retroactive effect to the Reverse Split for all periods presented.
[2]	The condensed consolidated statement of stockholders’ equity has been adjusted to give retroactive effect to the Reverse Split for all periods presented.